INVENTORIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory write-down	$ 36,636		$ 0	$ 0